Cash and cash equivalents and Marketable securities (Tables)	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents

3.1.	Cash and cash equivalents
	06.30.2021	12.31.2020
Cash at bank and in hand	507	552
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	2,604	2,592
Other investment funds	198	28
	2,802	2,620
- Abroad
Time deposits	1,707	2,574
Automatic investing accounts and interest checking accounts	4,479	5,633
Other financial investments	326	332
	6,512	8,539
Total short-term financial investments	9,314	11,159
Total cash and cash equivalents	9,821	11,711

Marketable securities
3.2.	Marketable securities
	06.30.2021	12.31.2020
Fair value through profit or loss	602	652
Amortized cost	49	51
Total	651	703
Current	602	659
Non-current	49	44